Right-of-Use Assets and Operating Lease Liabilities	12 Months Ended
Dec. 31, 2025
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

11. RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for a corporate office in Hong Kong with a lease term of two years. The Company’s ROU assets and operating lease liabilities recognized in the consolidated balances sheets consist of the following:

	As of December 31,
	2024	2025
	US$	US$
Right-of-use assets	167,723	106,978

	As of December 31,
	2024	2025
	US$	US$
Operating lease liabilities
Current portion	90,199	57,653
Non-current portion	77,524	49,325
Total	167,723	106,978

During the years ended December 31, 2024 and 2025, the Company incurred lease expenses of approximately US$102,699, US$101,501 and US$88,202, respectively.

Other supplemental information about the Company’s operating lease as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
Operating leases:
Weighted average remaining lease term (years)	1.83	1.87
Weighted average discount rate	3.38%	2.875%

The maturity analysis of the Company’s undiscounted non-cancellable operating lease obligations as of December 31, 2024 is as follows:

Operating leases
US$
Year ending December 31, 2025	94,208
Year ending December 31, 2026	78,507
Total undiscounted lease obligations	172,715
Less: imputed interest	(4,992)
Lease liabilities recognized in the consolidated balance sheet	167,723

The maturity analysis of the Company’s undiscounted non-cancellable operating lease obligations as of December 31, 2025 is as follows:

Operating leases
US$
Year ending December 31, 2026	59,830
Year ending December 31, 2027	49,858
Total undiscounted lease obligations	109,688
Less: imputed interest	(2,710)
Lease liabilities recognized in the consolidated balance sheet	106,978